Earnings Per Share - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017	Apr. 01, 2016
Net income (loss) attributable to DXC common shareholders:
From continuing operations		$ 1,515		$ (123)	$ 71
From discontinued operations		236		0	180
Net income (loss) attributable to DXC common stockholders	[1]	$ 1,751	[2]	$ (123)	$ 251
Common share information:
Weighted average common shares outstanding for basic EPS (in shares)		284,930		140,390	138,280
Dilutive effect of stock options and equity awards (in shares)		4,840		0	3,050
Weighted average common shares outstanding for diluted EPS (in shares)		289,770		140,390	141,330
Basic EPS:
Continuing operations (in dollars per share)	[1]	$ 5.32	[2]	$ (0.88)	$ 0.51
Discontinued operations (in dollars per share)	[1]	0.83	[2]	0.00	1.31
Basic EPS (in dollars per share)	[1]	6.15	[2]	(0.88)	1.82
Diluted EPS:
Continuing operations (in dollars per share)	[1]	5.23	[2]	(0.88)	0.50
Discontinued operations (in dollars per share)	[1]	0.81	[2]	0.00	1.28
Diluted EPS (in dollars per share)	[1]	$ 6.04	[2]	$ (0.88)	$ 1.78

[1]	Fiscal 2016 through fiscal 2018 have been adjusted to give effect to the retrospective adoption of ASU 2017-07 during the first quarter of fiscal 2019.
[2]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.